Inventories (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Inventories, net	R$ 2,046	R$ 5,257
Stores [Member]
IfrsStatementLineItems [Line Items]
Inventories, net	1,286	1,646
Distribution Centers [Member]
IfrsStatementLineItems [Line Items]
Inventories, net	809	773
Distribution Centers [Member] | Exito Group [Member]
IfrsStatementLineItems [Line Items]
Inventories, net		2,884
Inventories Of Real Estate Under Construction [Member] | Exito Group [Member]
IfrsStatementLineItems [Line Items]
Inventories, net		50
Estimated Losses On Obsolescence And Breakage [Member]
IfrsStatementLineItems [Line Items]
Inventories, net	R$ (49)	R$ (96)